Income Tax - Effect of tax holiday (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Income Tax
Tax saving amount due to preferential tax rates | ¥	¥ 538,014	¥ 422,996	¥ 392,761
Income per share effect- basic	0.68	0.54	0.52
Income per share effect- diluted	0.68	0.54	0.52